MARKETABLE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2013
MARKETABLE SECURITIES.
Schedule of Marketable Securities activity

Marketable securities activity for the three months ended September 30, 2013 consisted of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities — available for sale	$—	$—	$—	$1,656,333	$—